Employee benefits - Funded Status of the plan (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Funded status of the plan:
Fair value of plan assets at end of year	$ 878,785	$ 799,935
Pension Plans
Funded status of the plan:
Benefit obligation at end of year	(914,353)	(852,551)	$ (754,558)
Fair value of plan assets at end of year	878,785	799,935	685,823
Funded status at year end	(35,568)	(52,616)	(68,735)
OPEB Plan
Funded status of the plan:
Benefit obligation at end of year	(179,210)	(168,681)	(153,415)
Fair value of plan assets at end of year	0	0	0
Funded status at year end	$ (179,210)	$ (168,681)	$ (153,415)